INCOME TAXES - Disclosure of detailed information about deferred taxes (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Income Tax Assets And Liabilities [Line Items]
Non-capital loss carry-forwards	$ 216,826	$ 22,609
Deferred income tax assets	216,826	22,609
Deferred income tax liability	(216,826)	(22,609)
Net deferred tax asset (liability)	0	0
Deficiency (excess) of carrying value over tax value of property, plant and equipment [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax liability	(216,826)	0
Excess of carrying value over tax value of intangible assets [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax liability	$ 0	$ (22,609)